Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	Fidelity Rutland Square Trust II
Central Index Key	0001364924
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	Apr. 29, 2013
Prospectus Date	Apr. 29, 2013